Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and welfare	$ 196,767	$ 164,421
Deposits		80,326
Tax Payable	21,914	5,795
Accrued service fee	6,956	5,177
Accrued listing fee	39,765
Others	44,584	40,318
Total	$ 309,986	$ 296,037